SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY
Schedule of treasury stock activity

The following table provides the treasury stock activity that occurred in 2014 (number of shares and cost in thousands):

	Total Number of	Average Price	Cost of Shares
	Shares Purchased	Purchased or	Purchased or
	or Withheld	Withheld	Withheld
	(in thousands)	(per share)	(in thousands)
Outstanding, December 31, 2013	23,303	$7.03	$163,840
Shares repurchased under current plan	1,458	$8.04	11,721
Shares withheld from restricted stock vesting	55	$8.35	459
Outstanding, December 31, 2014	24,816	$7.09	$176,020